Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 14,646,354	$ 10,756,162
Cost of sales	7,089,883	5,800,416
Gross profit	7,556,471	4,955,746
COSTS AND OPERATING EXPENSES:
Selling expenses	2,867,913	2,917,262
General and administrative expenses	2,116,984	2,525,563
Research and development expenses	393,372	352,680
Total costs and operating expenses	5,378,269	5,795,505
GAIN (LOSS) FROM OPERATIONS	2,178,202	(839,759)
OTHER INCOME (EXPENSE)
Interest expense, net	(226,416)	(193,884)
Foreign exchange gain	394,072	294,349
Other income, net	39,100	32,083
Unrealized loss on change in fair value of OET derivative liability		(1,884,824)
Total other income (loss), net	206,756	(1,752,276)
PROFIT (LOSS) BEFORE INCOME TAX EXPENSES	2,384,958	(2,592,035)
INCOME TAX EXPENSES	507,390	205,983
NET INCOME (LOSS)	1,877,568	(2,798,018)
Less: net income(loss) attributable to non-controlling interests	12,392	(18,467)
Net income (loss) attributable to FST Corp.’s shareholders	1,865,176	(2,779,551)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(71,258)	(3,408)
TOTAL COMPREHENSIVE INCOME (LOSS )	1,806,310	(2,801,426)
Less: total comprehensive income (loss) attributable to non-controlling interests	11,922	(18,489)
Comprehensive income (loss) attributable to FST Corp.’s shareholders	$ 1,794,388	$ (2,782,937)
Weighted average number of shares outstanding, basic (in Shares)	44,766,003	44,477,649
Weighted average number of shares outstanding, diluted (in Shares)	44,766,003	44,477,649
Earnings per share, basic (in Dollars per share)	$ 0.04	$ (0.06)
Earnings loss per share, diluted (in Dollars per share)	$ 0.04	$ (0.06)